Manually Executed

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

OMB APPROVAL
[redacted]

05001175

RECEIVED JAN 1 1 2005 SEC MAIL PROCESSING SECTION WASH., D.C. 202

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Prefix	Serial
DATE RECEIVED	

1124673

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
2004 Employee Stock Purchase Plan offering

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

I. basic identification data

A. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
FERRARIS GROUP PLC

Address of Executive Offices (Number and Street, City, State Zip Code)	Telephone Number (Including Area Code)
6th Floor, 39 Bennetts Hill, Birmingham B2 5SN W. Midlands United Kingdom	(44) 0121 200 3033
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) Same as above	Telephone Number (Including Area Code)

Brief Description of Business
Medical Diagnostic Company

PROCESSED JAN 12 2005 THOMSON FINANCIAL

Type of Business Organization
☒ corporation ☐ limited partnership already formed ☐ other (please specify): Limited Liability Company
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 3 Year 5 4 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service Abbreviation for State: CN for Canada; FN for other foreign jurisdiction) F N

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

B. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Mills, Steven

Business or Residence Address (Number and Street, City, State, Zip Code)
Hamilton House, 11 The Park, Cheltenham Glos. Gl50 2SL

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Dighton, Simon

Business or Residence Address (Number and Street, City, State, Zip Code)
28 Lightwoods Hill, Bearwood Warley West Midlands B67 5EA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Blessington, Bruce A.

Business or Residence Address (Number and Street, City, State, Zip Code)
55 White Road, Georgetown, ME 04548

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Dighe, Ian Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
Warden Hill. Stockbridge Road, Winchester, Hampshire S022 5JH

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Fay, Anthony William

Business or Residence Address (Number and Street, City, State, Zip Code)
Gatesdene House, Little Gaddesden, Hertfordshire HP4 1PB

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Moeller, Gerald

Business or Residence Address (Number and Street, City, State, Zip Code)
Hans-Hansen-Wai 2, 25999 Kampen, Germany

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Haycock, Paul

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 9, 41 Wimpole Street, London, W16 8AB

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Mannheim LLP

Business or Residence Address (Number and Street, City, State, Zip Code)
712 5th Avenue, 32nd Floor, New York, NY 10019

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

II. information about offering

	Yes	No
A. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

B. What is the minimum investment that will be accepted from any individual?.... $ No minimum

	Yes	No
C. Does the offering permit joint ownership of a single unit?	☒	☐

D. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only NOT APPLICABLE

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States: ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States: ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States: ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	M N	MS	M O
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

III. offering price, number of investors, expenses and use of proceeds

A. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ -0-	$ -0-
Equity	$ -0-	$ -0-
☐ Common ☐ Preferred	-0-	-0-
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify) Stock Option	$ 28,183,080	$ -0-
Total	$ 28,183,080	$ -0-

Answer also in Appendix, Column 3, if filing under ULOE.

B. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	-0-	$ -0-
Non-accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

C. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold

Rule 505	N/A	$	N/A
Regulation A	N/A	$	N/A
Rule 504	N/A	$	N/A
Total		$	

D. 1.. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fee	☐	$	-0-
Printing and Engraving Costs	☐	$	-0-
Legal Fees and Accounting Fees	☒	$	2,000
Accounting Fees	☐	$	-0-
Engineering Fees	☐	$	-0-
Sales Commissions (specific finders' fees separately)	☐	$	-0-
Other Expenses (identify) ____________ Offering Expenses	☐	$	-0-
Total	☒	$	2,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPESNES AND USE OF PROCEEDS

2. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 28,181,08

E. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b. above.

		Payments to Officers, Directors, & Affiliates		Payme s to Other
Salaries and fees	☐	$ -0-	☐	$ -0-
Purchase of real estate	☐	$ -0-	☐	-0-
Purchase, rental or leasing and installation of machinery and equipment	☐	-0- $	☐	-0- $
Construction or leasing of plan buildings and facilities	☐	$ -0-	☐	$ -0-
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	-0- $	☐	-0- $
Repayment of indebtedness	☐	$ -0-	☐	$ -0-
Working capital	☐	$ -0-	☒	$ 28,181,0
Other (specify):	☐	$ -0-	☐	$ -0-
	☐	$	☐	$
	☐	$	☐	
Column Totals	☐	$ -0-	☒	$ 28,181,0

Total Payments Listed (column totals added) .... ☒ $ 28,181,080

IV. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following si[illegible] constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commi[illegible] of its staff, the information furnished by the issuer to any non-accredited in[illegible] (b)(2) of Rule 502.

Please sign 10 copies

Issuer (Print or Type)	Signature	Date
FERRARIS GROUP PLC	SC [signature]	
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
SIMON DIGHTON	GROUP FINANCE DIRECTOR	

Intentional misstatements or omissions of fact ATTENTIO inal violations. (See 18 U.S.C. 1001.)

V. STATE SIGNATURE

	Yes	No
A. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?...	☐	☒

See Appendix, Column 5, for state response.

B. The undersigned issuer hereby undertakes to furnish to any state administrator of any state In which this notice is filed a notice on form D (17 CFR 239.500) at such times as required by state law.

C. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

D. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
FERRARIS GROUP PLC	SC [signature]	
Name (Print or Type)	**Title (Print or Type)**	
SIMON DIGHTON	GROUP FINANCE DIRECTOR	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	**Stock Option/ Common Stock $28,183,080**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ	X		" "	-0-	-0-	-0-	-0-		X
AR									
CA	X		" "	-0-	-0-	-0-	-0-		X
CO	X		" "	-0-	-0-	-0-	-0-		X
CT									
DE	X		" "	-0-	-0-	-0-	-0-		X
DC									
FL	X		" "	-0-	-0-	-0-	-0-		X
GA	X		" "	-0-	-0-	-0-	-0-		X
HI									
ID									
IL	X		" "	-0-	-0-	-0-	-0-	-0-	X
IN	X		" "	-0-	-0-	-0-	-0-	-0-	X
IA									
KS									
KY									
State	**Yes**	**No**	**Stock Option/ Common Stock $28,183,080**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**

LA									
ME	X		" "	-0-	-0-	-0-	-0-		X
MD	X		" "	-0-	-0-	-0-	-0-		X
MA	X		" "	-0-	-0-	-0-	-0-		X
MI	X		" "	-0-	-0-	-0-	-0-		X
MN	X		" "	-0-	-0-	-0-	-0-		X
MS									
MO	X		" "	-0-	-0-	-0-	-0-		X
MT									
NE	X		" "	-0-	-0-	-0-	-0-		X
NV									
NH									
NJ									
NM									
NY	X		" "	-0-	-0-	-0-	-0-		X
NC									
ND									
OH	X		" "	-0-	-0-	-0-	-0-		X
OK									
OR									
PA	X		" "	-0-	-0-	-0-	-0-		X
RI									
SC	X		" "	-0-	-0-	-0-	-0-		X
SD									
TN									
TX	X		" "	-0-	-0-	-0-	-0-		X
UT									
VT									
VA	X		" "	-0-	-0-	-0-	-0-		X
State	**Yes**	**No**	**Common Stock**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WA									
WV									
WI									
WY									
PR									